UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:   Post Office Box 4278
      	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:      President
Phone:     479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 15, 2011
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total(x$1,000):  $135,393
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     3156    61048 SH       Sole                    59158              1890
Aon                            COM              037389103     2521    49150 SH       Sole                    47850              1300
Avon                           COM              054303102     1912    68300 SH       Sole                    66175              2125
BNY Mellon                     COM              064058100     1965    76695 SH       Sole                    74600              2095
Bank of America                COM              060505104     1667   152139 SH       Sole                   148194              3945
Boeing Company                 COM              097023105     3157    42707 SH       Sole                    41362              1345
Bunge Limited                  COM              013317810     2536    36780 SH       Sole                    35855               925
Caterpillar, Inc               COM              149123101     3793    35627 SH       Sole                    34787               840
Chevron                        COM              166764100     4217    41010 SH       Sole                    39810              1200
Cisco Systems                  COM              17275R102     3119   199786 SH       Sole                   194206              5580
Citigroup Inc                  COM              172967101     1923    46181 SH       Sole                    44901              1280
Coca-Cola                      COM              191216100     2482    36882 SH       Sole                    35757              1125
Darden Restaurants             COM              237194105     1791    35985 SH       Sole                    35005               980
Dell Inc.                      COM              24702r101     2522   151305 SH       Sole                   147300              4005
Diageo Plc ADR                 COM              25243q205     2509    30641 SH       Sole                    29866               775
Diamond Offshore Dr            COM              25271c102     1688    23979 SH       Sole                    23334               645
Disney, (Walt) Co              COM              254687106     3510    89912 SH       Sole                    87812              2100
DuPont deNemours               COM              263534109     3187    58965 SH       Sole                    57415              1550
Exxon Mobil Corp               COM              30231G102     4200    51606 SH       Sole                    50131              1475
FedEx Corp                     COM              31428X106     3412    35975 SH       Sole                    35095               880
General Electric               COM              369604103     3729   197730 SH       Sole                   192098              5632
Goodyear Tire                  COM              382550101     2052   122375 SH       Sole                   119245              3130
Guggen. BRIC ETF               COM              18383m100     1082    23675 SH       Sole                    23170               505
Home Depot                     COM              437076102     2838    78343 SH       Sole                    76138              2205
Honda Motor Co ADR             COM              438128308     1688    43725 SH       Sole                    42405              1320
Int'l Business Mach            COM              459200101     2697    15720 SH       Sole                    15310               410
Intel Corp                     COM              458140100     2924   131947 SH       Sole                   127847              4100
J.B. Hunt                      COM              445658107     1529    32475 SH       Sole                    32475
JP Morgan Chase                COM              46625H100     2930    71571 SH       Sole                    69391              2180
Johnson & Johnson              COM              478160104     3320    49911 SH       Sole                    48311              1600
L-3 Communications             COM              502424104     2400    27445 SH       Sole                    26670               775
Lowe's                         COM              548661107     2499   107217 SH       Sole                   104227              2990
McDonalds Corp                 COM              580135101     2503    29682 SH       Sole                    28952               730
Microsoft                      COM              594918104     2425    93287 SH       Sole                    90187              3100
Morgan Stanley                 COM              617446448     1362    59200 SH       Sole                    57450              1750
Novartis AG ADR                COM              66987V109     2366    38710 SH       Sole                    37230              1480
Pfizer Inc                     COM              717081103     3095   150225 SH       Sole                   147125              3100
Philips Elec ADR               COM              500472303     3057   119032 SH       Sole                   115786              3246
Procter & Gamble               COM              742718109     2539    39944 SH       Sole                    38769              1175
Raytheon Company               COM              755111507     2257    45270 SH       Sole                    43990              1280
Royal Dutch Shl ADR            COM              780259206     3070    43161 SH       Sole                    42096              1065
SAP AG ADR                     COM              803054204     2294    37825 SH       Sole                    36750              1075
Spirit Aerosystems             COM              848574109     1766    80295 SH       Sole                    78215              2080
Stryker Corp                   COM              863667101     2432    41430 SH       Sole                    40230              1200
Terex Corp.                    COM              880779103      647    22735 SH       Sole                    22215               520
Toyota Motor ADR               COM              892331307     1596    19360 SH       Sole                    18785               575
Transocean Ltd                 COM              033380941     1539    23845 SH       Sole                    23240               605
Tyson Foods Cl A               COM              902494103     1947   100280 SH       Sole                    98275              2005
Unilever ADR                   COM              904784709     2334    71037 SH       Sole                    69052              1985
United Technologies            COM              913017109     4413    49859 SH       Sole                    48514              1345
Wal-Mart Stores                COM              931142103     3725    70096 SH       Sole                    67996              2100
Yum! Brands, Inc               COM              988498101     2762    50005 SH       Sole                    48615              1390
Zimmer Inc.                    COM              98956p102     2307    36510 SH       Sole                    35495              1015